Trade and other receivables, net (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross		$ 228,855	$ 174,825
Trade receivables, net ,Allowance for doubtful accounts		(22,823)	(22,644)	$ 21,741
Trade receivables, net		206,032	152,181
Other receivables		154,404	291,919
Other receivables, Allowance for doubtful accounts		9,361	(8,963)	$ 4,779
Total trade and other receivables, net		351,075	435,137
Classification by maturity:
Current portion		306,884	269,089
Non-current portion		44,191	166,048
Total trade and other receivables, net		351,075	435,137
Classification by nature:
Financial receivables		255,088	319,454
Non-financial receivables		95,987	115,683
Total trade and other receivables, net		351,075	435,137
Embedded derivatives for sale of concentrate, net		7,424	0
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		1,656	2,594
Classification by nature:
Embedded derivatives for sale of concentrate, net		68,736	67,449
CASE and SISE Contributions Refund	[1]	6,474	0
Other current receivables		76,866	70,043
Domestic clients [Member]
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross		102,119	89,811
Foreign clients [Member]
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross		119,388	77,254
Related entities [Member]
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross	[2]	7,348	7,760
Other receivables	[2]	732	126,669
Value added tax credit [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		74,785	96,204
Claims to third parties [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		3,851	113
Refund application of value added tax [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		18,450	17,037
Tax deposits [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	[3]	9,733	13,479
Restricted bank accounts [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	[4]	2,372	2,087
Other minors [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		4,675	1,021
Accounts payable to third parties [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		27,406	26,705
Due from sale of assets [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		5,371	5,204
Claims to tax authority [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		2,752	2,492
Accounts receivable from hedge instruments [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		2,300	0
Advances to suppliers [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		$ 1,977	$ 908

[1]	Corresponds to the energy and fuel invoice payments made for the years 2015 and 2016 related to the Charge for Energy Security Consolidation (CASE) and the Charge for Energy Security on Hydrocarbons System (SISE). Law N°30543, passed on March 02, 2017, establishes the elimination and refund of these payments.
[2]	Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired, do not yield interest and have no specific guarantees.
[3]	Corresponds to deposits held in the Peruvian State bank which only can be used to offset tax obligations that companies have with the Tax Authorities.
[4]	These balances correspond to restricted bank accounts for payment of financial obligations held by the subsidiary Empresa de Generación Huanza S.A. (hereafter “Huanza”), according to the finance lease signed with Banco de Crédito del Perú in 2009.